Note 14 - Investments (Details Textual) - Innovative Solar Ventures I, LLC [member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
Investments in joint ventures		$ 14.2
Joint venture agreement, potential brokerage commissions		0.8
Purchase of investments other than investments accounted for using equity method		13.1
Trade and other current payables [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method		$ 1.1